CAPITAL STOCK AND RESERVES - Inputs used (Details)	12 Months Ended
	Dec. 31, 2023 Y	Dec. 31, 2022 Y
Warrants | Expected life | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		0.3
Warrants | Annualized volatility | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		0.3500
Warrants | Dividend rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		0.0000
Warrants | Risk-free interest rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		0.0274
Stock options
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Maximum term of options	5 years
Stock options | Expected life | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	3.5	3.4
Stock options | Annualized volatility | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.5903	0.6700
Stock options | Dividend rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.0000	0.0000
Stock options | Risk-free interest rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.0442	0.0292